Exhibit 99.1
RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2014

This report contains information regarding assets pledged as security (the Cover Pool) in respect of the obligations under the Covered Bonds issued under RBC’s Global Covered Bond Programme as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time.  Certain of the information set forth in this report, including credit bureau scores, current ratings and “The Teranet-National Bank House Price Index™” Methodology has been obtained from and is based upon sources believed by RBC and the Guarantor LP to be accurate, however, neither RBC nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or any reliance you place on such information.  Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.  The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security, which will be made only by a prospectus or otherwise in accordance with applicable securities laws.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

The Cover Pool is owned by RBC Covered Bond Guarantor Limited Partnership (Guarantor LP), which has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme. Please click on the link below for additional information about the RBC Covered Bond Programme and the information contained herein. For the meaning of capitalized terms used and not otherwise defined in this report, click the following link and go to the Glossary tab in the Monthly Investor Report section:        http://www.rbc.com/investorrelations/fixed_income/covered-bonds-terms.html

In this report, currency amounts are stated in Canadian dollars (“$”), unless otherwise specified.

Programme Information

Outstanding Covered Bonds
	Initial		C$	Final
Series	Principal Amount	Translation Rate	Equivalent	Maturity Date(1)	Interest Basis	Rate Type
CB2	€ 1,250,000,000	1.5070000 C$/€	$1,883,750,000	1/22/2018	4.625%	Fixed
CB3	$750,000,000	N/A	$750,000,000	11/10/2014	3.270%	Fixed
CB4	$850,000,000	N/A	$850,000,000	3/16/2015	3.180%	Fixed
CB5	US$1,500,000,000	1.0051000 C$/US$	$1,507,650,000	4/14/2015	3.125%	Fixed
CB6	$1,100,000,000	N/A	$1,100,000,000	3/30/2018	3.770%	Fixed
CB7	CHF 500,000,000	1.1149700 C$/CHF	$557,485,000	4/21/2021	2.250%	Fixed
CB8	US$2,500,000,000	0.9762000 C$/US$	$2,440,500,000	9/19/2017	1.200%	Fixed
CB9	US$1,500,000,000	0.9934000 C$/US$	$1,490,100,000	12/4/2015	0.625%	Fixed
CB10	US$1,750,000,000	1.0368000 C$/US$	$1,814,400,000	7/22/2016	1.125%	Fixed
CB11	€ 2,000,000,000	1.3650000 C$/€	$2,730,000,000	8/4/2020	1.625%	Fixed
CB12	AU$1,250,000,000	0.9334000 C$/AU$	$1,166,750,000	8/9/2016	3 month BBSW +0.53%	Floating
CB13	US$2,000,000,000	1.0300000 C$/US$	$2,060,000,000	10/1/2018	2.000%	Fixed
CB14	€ 1,500,000,000	1.4175000 C$/€	$2,126,250,000	10/29/2018	1.250%	Fixed
CB15	€ 1,000,000,000	1.4694000 C$/€	$1,469,400,000	6/19/2019	0.750%	Fixed
Total			$21,946,285,000

OSFI Covered Bond Limit			$33,993,073,880

Weighted average maturity of Outstanding Covered Bonds (months)				40.63
Weighted average remaining term of Loans in Cover Pool (months)				25.87

Series Ratings		Moody's	DBRS	Fitch
CB2		Aaa	AAA	AAA
CB3		Aaa	AAA	AAA
CB4		Aaa	AAA	AAA
CB5		Aaa	AAA	AAA
CB6		Aaa	AAA	AAA
CB7		Aaa	AAA	AAA
CB8		Aaa	AAA	AAA
CB9		Aaa	AAA	AAA
CB10		Aaa	AAA	AAA
CB11		Aaa	AAA	AAA
CB12		Aaa	AAA	AAA
CB13		Aaa	AAA	AAA
CB14		Aaa	AAA	AAA
CB15		Aaa	AAA	AAA

(1) An Extended Due for Payment Date twelve-months after the Final Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this report in respect of each Series applies until the Final Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date.

Supplementary Information

Parties to RBC Global Covered Bond Programme
Issuer	Royal Bank of Canada
Guarantor entity	RBC Covered Bond Guarantor Limited Partnership
Servicer & Cash Manager	Royal Bank of Canada
Swap Providers	Royal Bank of Canada
Covered Bond Trustee & Custodian	Computershare Trust Company of Canada
Asset Monitor	Deloitte LLP
Account Bank & GDA Provider	Royal Bank of Canada
Standby Account Bank & GDA Provider	Bank of Montreal
Paying Agent(1)	The Bank of New York Mellon

(1) The Paying Agent in respect of Series CB7 is Credit Suisse AG.

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2014	Page 1 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2014

Supplementary Information (continued)

Royal Bank of Canada's Ratings(1) (2)
	Moody's	DBRS	Fitch
Senior Debt	Aa3	AA	AA
Subordinated Debt	A3	AA (low)	AA-
Short-Term	P-1	R-1 (high)	F1+
Rating Outlook	Negative	Stable	Stable

Applicable Ratings of Standby Account Bank & Standby GDA Provider(2)
	Moody's	DBRS	Fitch
Senior Debt	P-1	R-1 (high) / AA	F-1+ / AA-

Description of Ratings Triggers(2) (3)

A. Party Replacement

If the rating(s) of the Party falls below the level stipulated below, such party is required to be replaced or in the case of the Swap Providers transfer credit support and replace itself or obtain a guarantee for its obligations.

Role (Current Party)	Moody's	DBRS	Fitch
Account Bank/GDA Provider (RBC)	P-1	R-1(mid) & AA(low)	F1 / A
Standby Account Bank/GDA Provider (BMO)	P-1	R-1(mid) & AA(low)	F1 / A
Cash Manager (RBC)	P-2	BBB(low) (long)	F2 / BBB+
Servicer (RBC)	Baa3 (long)	BBB(low) (long)	F2
Interest Rate Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-
Covered Bond Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-

B. Specified Rating Related Action

i. The following actions are required if the rating of the Cash Manager (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Asset Monitor is required to verify the Cash Manager's calculations of the Asset Coverage/Amortization test on each Calculation Date	Baa3 (long)	R-1(mid) & A(low)	BBB- (long)

(b) Amounts received by the Cash Manager are required to be deposited directly into the Transaction Account	P-1	R-1(mid) & AA(low)	F1 / A

(c) Amounts received by the Servicer are to be deposited directly to the GIC Account and not provided to the Cash Manager	P-1	R-1(mid) & AA(low)	F1 / A

ii. The following actions are required if the rating of the Servicer (RBC) falls below the stipulated rating

a) Servicer is required to hold amounts received in a separate account and transfer them to the Cash Manager or GIC Account, as applicable, within 2 business days	P-1	R-1(mid) & AA(low)	F1 / A

iii. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Repayment of the Demand Loan	N/A	N/A	F2 / BBB+

(b) Establishment of the Reserve Fund	P-1	R-1(mid) & A(low)	F1 / A

iv. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Cash flows will be exchanged under the Covered Bond Swap Agreement (to the extent not already occurring) except as otherwise provided in the Covered Bond Swap Agreement	Baa1 (long)	BBB(high) (long)	BBB+ (long)

v. Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	DBRS	Fitch
(a) Interest Rate Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A

(b) Covered Bond Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A

Events of Default & Triggers
Asset Coverage Test (C$ Equivalent of Outstanding Covered Bonds < Adjusted Aggregate Asset Amount)		Pass
Issuer Event of Default		No
Guarantor LP Event of Default		No

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under the RBC Covered Bond Programme.
(2) Where only one rating is expressed such rating relates to the short-term rating (unless otherwise specified) and where two ratings are expressed the first is short-term and the second long-term.
(3) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2014	Page 2 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2014

Asset Coverage Test(1)

C$ Equivalent of Outstanding Covered Bonds	$21,946,285,000

A = lower of (i) LTV Adjusted True Balance, and	$29,307,417,765	A (i)	$31,513,210,733
(ii) Asset Percentage Adjusted True Balance, as adjusted		A (ii)	$29,307,417,765
B = Principal Receipts	-	Asset Percentage:	93.00%
C = Cash Capital Contributions	-	Maximum Asset Percentage:	93.00%
D = Substitute Assets	-
E = Reserve Fund balance	-
F = Negative Carry Factor calculation	$471,725,198
Adjusted Aggregate Asset Amount (Total: A + B + C + D + E - F)	$28,835,692,567
(1)  See Appendix under "Eligible Loans and Loan Repurchases" for details

Valuation Calculation(1)

Trading Value of Covered Bonds	$23,330,015,712

A = LTV Adjusted Present Value	$31,656,475,956	Weighted Average Effective Yield
		of Performing Eligible Loans:	2.86%
B = Principal Receipts	-
C = Cash Capital Contributions	-
D = Trading Value of Substitute Assets	-
E = Reserve Fund Balance	-
F = Trading Value of Swap Collateral	-
Present Value Adjusted Aggregate Asset Amount (Total: A + B + C + D + E + F)	$31,656,475,956
(1) See Appendix under "Eligible Loans and Loan Repurchases" for details

Intercompany Loan Balance

Guarantee Loan	$23,765,112,585
Demand Loan	$7,706,726,203
Total	$31,471,838,788

Cover Pool Losses

Period End	Write-off Amounts	Loss Percentage (Annualized)
July 31, 2014	$242,733	0.01%

Cover Pool Flow of Funds

	31-Jul-2014		30-Jun-2014
Cash Inflows
Principal Receipts	$712,176,566		$674,298,276
Proceeds of Sale of Loans	$517,840,930	(1)	$0
Draw on Intercompany Loan	$0		$0
Revenue Receipts	$85,884,672		$85,576,637
Swap receipts	$78,032,233	(2)	$77,192,249	(3)
Cash Outflows
Swap payment	($85,884,672)	(2)	($85,576,637)	(3)
Swap Breakage Fee	($1,815,273)		$0
Intercompany Loan interest	($77,876,168)	(2)	($77,037,864)	(3)
Intercompany Loan principal	($1,228,202,224)	(2)	($674,298,276)	(3)
Purchase of Loans	$0		$0
Net inflows/(outflows)	$156,064		$154,384
(1) See Appendix under "Eligible Loans and Loan Repurchases" for details
(2) Cash settlement to occur on August 18, 2014
(3) Cash settlement occurred on July 17, 2014

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2014	Page 3 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2014

Cover Pool Summary Statistics

Previous Month Ending Balance	$32,741,605,734
Current Month Ending Balance	$31,511,345,505
Number of Mortgages in Pool	213,728
Average Mortgage Size	$147,437
Number of Properties	177,665
Number of Borrowers	170,077
	Original(1)	Indexed(2)
Weighted Average LTV - Authorized	68.29%	58.76%
Weighted Average LTV - Drawn	61.86%	53.37%
Weighted Average LTV - Original Authorized	72.75%
Weighted Average Mortgage Rate	3.03%
Weighted Average Seasoning (Months)	28.95
Weighted Average Original Term (Months)	54.82
Weighted Average Remaining Term (Months)	25.87

(1) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
(2)  Value as determined by adjusting, not less than quarterly, the Original Market Value of each Property subject to the Related Security in respect of a Loan utilizing the Housing Price Index Methodology (see Appendix under “Housing Price Index Methodology” for details) for subsequent price developments.”

Disclaimer: Due to rounding, numbers presented in the following distribution tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Cover Pool Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	213,297	99.80	$31,439,462,431	99.77
30 to 59 days past due	204	0.10	$35,186,498	0.11
60 to 89 days past due	74	0.03	$13,088,851	0.04
90 or more days past due	153	0.07	$23,607,724	0.07
Total	213,728	100.00	$31,511,345,505	100.00

Cover Pool Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	26,193	12.26	$4,406,292,411	13.98
British Columbia	40,484	18.94	$7,833,919,279	24.86
Manitoba	7,859	3.68	$835,910,459	2.65
New Brunswick	3,636	1.70	$291,738,767	0.93
Newfoundland and Labrador	2,519	1.18	$268,165,896	0.85
Northwest Territories	67	0.03	$10,326,662	0.03
Nova Scotia	6,618	3.10	$624,128,055	1.98
Nunavut	3	0.00	$161,054	0.00
Ontario	84,690	39.63	$12,840,625,875	40.75
Prince Edward Island	741	0.35	$62,578,491	0.20
Quebec	34,139	15.97	$3,491,668,706	11.08
Saskatchewan	6,590	3.08	$812,478,277	2.58
Yukon	189	0.09	$33,351,572	0.11
Total	213,728	100.00	$31,511,345,505	100.00

Cover Pool Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	144	0.07	$18,472,716	0.06
499 and below	650	0.30	$93,694,686	0.30
500 - 539	494	0.23	$81,004,426	0.26
540 - 559	410	0.19	$63,495,649	0.20
560 - 579	616	0.29	$99,204,778	0.31
580 - 599	1,018	0.48	$164,797,461	0.52
600 - 619	1,736	0.81	$283,588,600	0.90
620 - 639	2,788	1.30	$449,691,592	1.43
640 - 659	4,929	2.31	$815,825,868	2.59
660 - 679	7,016	3.28	$1,149,947,039	3.65
680 - 699	9,723	4.55	$1,569,912,094	4.98
700 - 719	12,202	5.71	$1,929,186,357	6.12
720 - 739	13,453	6.29	$2,104,446,193	6.68
740 - 759	14,690	6.87	$2,268,815,624	7.20
760 - 779	15,706	7.35	$2,436,815,980	7.73
780 - 799	17,644	8.26	$2,719,009,025	8.63
800 and above	110,509	51.71	$15,263,437,416	48.44
Total	213,728	100.00	$31,511,345,505	100.00

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2014	Page 4 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2014

Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	147,256	68.90	$20,812,959,854	66.05
Variable	66,472	31.10	$10,698,385,651	33.95
Total	213,728	100.00	$31,511,345,505	100.00

Mortgage Asset Type Distribution

	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Mortgage	81,016	37.91	$14,179,346,132	45.00
Homeline Mortgage Segment	132,712	62.09	$17,331,999,373	55.00
Total	213,728	100.00	$31,511,345,505	100.00

Cover Pool Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	22,684	10.61	$3,542,874,319	11.24
Owner Occupied	191,044	89.39	$27,968,471,186	88.76
Total	213,728	100.00	$31,511,345,505	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	67	0.03	$15,009,584	0.05
2.0000% - 2.4999%	32,927	15.41	$5,893,913,712	18.70
2.5000% - 2.9999%	81,695	38.22	$12,779,088,024	40.55
3.0000% - 3.4999%	45,146	21.12	$6,209,014,408	19.70
3.5000% - 3.9999%	36,884	17.26	$4,817,766,862	15.29
4.0000% - 4.4999%	13,221	6.19	$1,434,519,611	4.55
4.5000% - 4.9999%	1,404	0.66	$135,818,352	0.43
5.0000% - 5.4999%	623	0.29	$62,746,569	0.20
5.5000% - 5.9999%	717	0.34	$62,962,652	0.20
6.0000% - 6.4999%	1,025	0.48	$99,023,523	0.31
6.5000% - 6.9999%	14	0.01	$1,153,519	0.00
7.0000% and above	5	0.00	$328,690	0.00
Total	213,728	100.00	$31,511,345,505	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	36,840	17.24	$5,034,992,747	15.98
12.00 - 23.99	85,066	39.80	$12,265,086,702	38.92
24.00 - 35.99	38,359	17.95	$5,728,939,830	18.18
36.00 - 47.99	37,540	17.56	$6,202,873,381	19.68
48.00 - 59.99	14,560	6.81	$2,103,126,099	6.67
60.00 - 71.99	917	0.43	$122,819,544	0.39
72.00 - 83.99	297	0.14	$32,254,949	0.10
84.00 and above	149	0.07	$21,252,254	0.07
Total	213,728	100.00	$31,511,345,505	100.00

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2014	Page 5 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2014

Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	95,791	44.82	$4,877,369,737	15.48
100,000 - 149,999	38,107	17.83	$4,736,826,237	15.03
150,000 - 199,999	27,933	13.07	$4,846,889,392	15.38
200,000 - 249,999	18,506	8.66	$4,137,420,488	13.13
250,000 - 299,999	12,058	5.64	$3,291,210,984	10.44
300,000 - 349,999	7,410	3.47	$2,394,414,291	7.60
350,000 - 399,999	4,526	2.12	$1,688,806,861	5.36
400,000 - 449,999	2,796	1.31	$1,183,359,723	3.76
450,000 - 499,999	1,860	0.87	$878,202,480	2.79
500,000 - 549,999	1,219	0.57	$637,200,531	2.02
550,000 - 599,999	879	0.41	$503,862,302	1.60
600,000 - 649,999	560	0.26	$350,110,762	1.11
650,000 - 699,999	442	0.21	$297,603,252	0.94
700,000 - 749,999	292	0.14	$211,404,269	0.67
750,000 - 799,999	184	0.09	$142,538,217	0.45
800,000 - 849,999	177	0.08	$145,921,509	0.46
850,000 - 899,999	141	0.07	$123,366,754	0.39
900,000 - 949,999	150	0.07	$138,639,674	0.44
950,000 - 999,999	107	0.05	$104,089,232	0.33
1,000,000 and above	590	0.28	$822,108,813	2.61
Total	213,728	100.00	$31,511,345,505	100.00

Cover Pool Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	24,230	11.34	$3,467,390,108	11.00
Detached	161,759	75.68	$23,923,763,874	75.92
Duplex	4,440	2.08	$638,662,908	2.03
Fourplex	1,117	0.52	$214,559,328	0.68
Other	926	0.43	$134,464,653	0.43
Row (Townhouse)	10,867	5.08	$1,602,220,226	5.08
Semi-detached	9,210	4.31	$1,338,787,315	4.25
Triplex	1,179	0.55	$191,497,094	0.61
Total	213,728	100.00	$31,511,345,505	100.00

Cover Pool Indexed LTV - Authorized Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	16,114	9.07	$755,300,803	2.40
20.01 - 25.00	4,734	2.66	$440,324,490	1.40
25.01 - 30.00	5,514	3.10	$616,428,211	1.96
30.01 - 35.00	6,249	3.52	$814,433,803	2.58
35.01 - 40.00	7,148	4.02	$1,046,292,828	3.32
40.01 - 45.00	8,475	4.77	$1,315,391,957	4.17
45.01 - 50.00	12,921	7.27	$2,091,961,847	6.64
50.01 - 55.00	16,707	9.40	$2,861,182,678	9.08
55.01 - 60.00	18,198	10.24	$3,739,690,118	11.87
60.01 - 65.00	25,567	14.39	$5,157,944,811	16.37
65.01 - 70.00	25,364	14.28	$5,571,936,039	17.68
70.01 - 75.00	19,764	11.12	$4,606,557,821	14.62
75.01 - 80.00	9,562	5.38	$2,174,153,812	6.90
> 80.00	1,348	0.76	$319,746,286	1.01
Total	177,665	100.00	$31,511,345,505	100.00

Cover Pool Indexed LTV - Drawn Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	23,968	13.49	$1,234,224,929	3.92
20.01 - 25.00	8,398	4.73	$816,328,856	2.59
25.01 - 30.00	9,478	5.33	$1,126,818,036	3.58
30.01 - 35.00	10,411	5.86	$1,421,430,288	4.51
35.01 - 40.00	11,526	6.49	$1,790,316,801	5.68
40.01 - 45.00	12,342	6.95	$2,121,330,790	6.73
45.01 - 50.00	14,202	7.99	$2,690,412,432	8.54
50.01 - 55.00	15,931	8.97	$3,312,331,681	10.51
55.01 - 60.00	17,965	10.11	$4,100,041,979	13.01
60.01 - 65.00	19,236	10.83	$4,470,000,657	14.19
65.01 - 70.00	17,468	9.83	$4,249,444,610	13.49
70.01 - 75.00	12,845	7.23	$3,216,320,918	10.21
75.01 - 80.00	3,522	1.98	$858,877,451	2.73
> 80.00	373	0.21	$103,466,078	0.33
Total	177,665	100.00	$31,511,345,505	100.00

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2014	Page 6 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	$137,095,567	$6,861	$0	$0	$137,102,428
	20.01 - 25.00	$95,319,422	$80,118	$0	$0	$95,399,540
	25.01 - 30.00	$134,463,367	$0	$0	$0	$134,463,367
	30.01 - 35.00	$171,928,728	$243,435	$0	$0	$172,172,163
	35.01 - 40.00	$206,126,104	$118,677	$0	$192,371	$206,437,152
	40.01 - 45.00	$259,677,914	$89,218	$0	$588,885	$260,356,017
	45.01 - 50.00	$340,882,159	$312,432	$0	$460,625	$341,655,216
	50.01 - 55.00	$415,204,263	$221,679	$183,175	$39,343	$415,648,461
	55.01 - 60.00	$563,815,616	$1,554,070	$151,386	$418,830	$565,939,902
	60.01 - 65.00	$789,256,840	$874,323	$222,792	$272,472	$790,626,427
	65.01 - 70.00	$781,729,708	$1,976,970	$1,291,864	$580,266	$785,578,807
	70.01 - 75.00	$422,196,757	$760,783	$0	$253,027	$423,210,567
	75.01 - 80.00	$66,807,514	$0	$0	$432,240	$67,239,753
	> 80.00	$10,462,612	$0	$0	$0	$10,462,612
Total Alberta		$4,394,966,570	$6,238,565	$1,849,217	$3,238,059	$4,406,292,411

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	$325,823,771	$29,121	$0	$44,514	$325,897,406
	20.01 - 25.00	$217,153,020	$469,675	$0	$0	$217,622,695
	25.01 - 30.00	$289,499,742	$30,277	$0	$0	$289,530,019
	30.01 - 35.00	$376,163,927	$202,578	$0	$482,713	$376,849,219
	35.01 - 40.00	$466,333,401	$266,135	$0	$92,458	$466,691,993
	40.01 - 45.00	$569,420,415	$186,815	$162,846	$916,073	$570,686,148
	45.01 - 50.00	$707,725,907	$0	$585,791	$583,037	$708,894,735
	50.01 - 55.00	$860,946,098	$1,158,028	$592,890	$1,619,044	$864,316,061
	55.01 - 60.00	$1,011,420,883	$1,355,114	$174,640	$645,213	$1,013,595,850
	60.01 - 65.00	$1,030,770,128	$3,402,928	$912,919	$1,222,346	$1,036,308,322
	65.01 - 70.00	$880,294,551	$682,813	$504,296	$1,406,356	$882,888,016
	70.01 - 75.00	$754,320,455	$202,054	$824,385	$786,232	$756,133,127
	75.01 - 80.00	$257,122,041	$229,822	$563,416	$239,207	$258,154,486
	> 80.00	$66,351,202	$0	$0	$0	$66,351,202
Total British Columbia		$7,813,345,540	$8,215,361	$4,321,184	$8,037,194	$7,833,919,279

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	$26,245,722	$29,399	$0	$0	$26,275,121
	20.01 - 25.00	$17,728,237	$88,831	$0	$0	$17,817,068
	25.01 - 30.00	$22,501,362	$0	$0	$0	$22,501,362
	30.01 - 35.00	$31,032,016	$0	$0	$0	$31,032,016
	35.01 - 40.00	$35,521,122	$117,623	$0	$98,939	$35,737,685
	40.01 - 45.00	$42,027,535	$18,160	$22,165	$21,500	$42,089,360
	45.01 - 50.00	$56,965,358	$0	$0	$0	$56,965,358
	50.01 - 55.00	$77,841,586	$68,585	$0	$330,241	$78,240,412
	55.01 - 60.00	$92,622,939	$0	$66,658	$29,691	$92,719,287
	60.01 - 65.00	$123,026,759	$166,340	$0	$0	$123,193,099
	65.01 - 70.00	$128,912,189	$0	$0	$0	$128,912,189
	70.01 - 75.00	$131,842,834	$0	$0	$0	$131,842,834
	75.01 - 80.00	$46,544,740	$426,823	$143,949	$0	$47,115,513
	> 80.00	$1,469,156	$0	$0	$0	$1,469,156
Total Manitoba		$834,281,555	$915,761	$232,772	$480,371	$835,910,459

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2014	Page 7 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	$9,467,438	$0	$0	$0	$9,467,438
	20.01 - 25.00	$7,644,516	$0	$0	$0	$7,644,516
	25.01 - 30.00	$8,396,111	$0	$0	$0	$8,396,111
	30.01 - 35.00	$9,080,178	$46,324	$0	$0	$9,126,502
	35.01 - 40.00	$11,253,811	$0	$38,755	$0	$11,292,567
	40.01 - 45.00	$14,700,785	$257,895	$152,411	$0	$15,111,091
	45.01 - 50.00	$19,647,098	$40,065	$1,136	$17,348	$19,705,646
	50.01 - 55.00	$27,711,516	$0	$0	$0	$27,711,516
	55.01 - 60.00	$38,490,885	$0	$0	$0	$38,490,885
	60.01 - 65.00	$47,304,334	$0	$0	$242,553	$47,546,886
	65.01 - 70.00	$50,745,335	$0	$76,232	$229,264	$51,050,831
	70.01 - 75.00	$42,107,179	$0	$0	$62,290	$42,169,469
	75.01 - 80.00	$4,025,307	$0	$0	$0	$4,025,307
	> 80.00	$0	$0	$0	$0	$0
Total New Brunswick		$290,574,493	$344,284	$268,534	$551,455	$291,738,767

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	$10,925,306	$0	$0	$0	$10,925,306
Labrador	20.01 - 25.00	$5,843,082	$51,728	$0	$0	$5,894,810
	25.01 - 30.00	$6,028,793	$0	$0	$0	$6,028,793
	30.01 - 35.00	$8,432,963	$57,589	$0	$63,505	$8,554,057
	35.01 - 40.00	$10,938,262	$0	$0	$0	$10,938,262
	40.01 - 45.00	$12,686,552	$0	$0	$0	$12,686,552
	45.01 - 50.00	$20,751,823	$95,244	$0	$0	$20,847,066
	50.01 - 55.00	$22,027,376	$0	$0	$0	$22,027,376
	55.01 - 60.00	$31,167,423	$212,586	$0	$46,802	$31,426,810
	60.01 - 65.00	$44,605,029	$0	$0	$0	$44,605,029
	65.01 - 70.00	$48,165,615	$0	$0	$263,103	$48,428,718
	70.01 - 75.00	$41,572,621	$166,467	$0	$0	$41,739,087
	75.01 - 80.00	$4,064,029	$0	$0	$0	$4,064,029
	> 80.00	$0	$0	$0	$0	$0
Total Newfoundland and Labrador		$267,208,873	$583,614	$0	$373,410	$268,165,896

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	$109,536	$0	$0	$0	$109,536
Territories	20.01 - 25.00	$95,697	$0	$0	$0	$95,697
	25.01 - 30.00	$619,696	$0	$0	$0	$619,696
	30.01 - 35.00	$923,913	$0	$0	$0	$923,913
	35.01 - 40.00	$994,173	$0	$0	$0	$994,173
	40.01 - 45.00	$865,074	$0	$0	$0	$865,074
	45.01 - 50.00	$1,411,426	$0	$0	$0	$1,411,426
	50.01 - 55.00	$897,204	$0	$0	$0	$897,204
	55.01 - 60.00	$910,185	$0	$0	$0	$910,185
	60.01 - 65.00	$1,650,964	$0	$0	$0	$1,650,964
	65.01 - 70.00	$1,188,326	$0	$0	$0	$1,188,326
	70.01 - 75.00	$660,470	$0	$0	$0	$660,470
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Northwest Territories		$10,326,662	$0	$0	$0	$10,326,662

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2014	Page 8 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	$23,070,115	$933	$22,760	$13,517	$23,107,325
	20.01 - 25.00	$13,308,277	$0	$0	$0	$13,308,277
	25.01 - 30.00	$18,821,138	$0	$0	$0	$18,821,138
	30.01 - 35.00	$22,253,987	$0	$0	$107,739	$22,361,727
	35.01 - 40.00	$29,609,302	$0	$323	$186,614	$29,796,239
	40.01 - 45.00	$32,764,058	$0	$0	$119,363	$32,883,421
	45.01 - 50.00	$38,767,444	$0	$0	$0	$38,767,444
	50.01 - 55.00	$52,991,721	$0	$0	$31,767	$53,023,488
	55.01 - 60.00	$63,979,892	$73,221	$340,014	$0	$64,393,127
	60.01 - 65.00	$86,207,875	$554,460	$0	$0	$86,762,335
	65.01 - 70.00	$102,812,996	$39,303	$0	$85,945	$102,938,244
	70.01 - 75.00	$85,554,709	$134,750	$115,550	$148,044	$85,953,053
	75.01 - 80.00	$45,716,644	$0	$0	$0	$45,716,644
	> 80.00	$6,295,593	$0	$0	$0	$6,295,593
Total Nova Scotia		$622,153,752	$802,667	$478,647	$692,990	$624,128,055

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	$71,153	$0	$0	$0	$71,153
	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$0	$0	$0	$0	$0
	30.01 - 35.00	$0	$0	$0	$0	$0
	35.01 - 40.00	$89,902	$0	$0	$0	$89,902
	40.01 - 45.00	$0	$0	$0	$0	$0
	45.01 - 50.00	$0	$0	$0	$0	$0
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Nunavut		$161,054	$0	$0	$0	$161,054

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	$532,671,764	$577,421	$58,995	$170,977	$533,479,157
	20.01 - 25.00	$347,555,349	$357,894	$0	$47,990	$347,961,233
	25.01 - 30.00	$501,777,040	$202,151	$57,321	$99,442	$502,135,954
	30.01 - 35.00	$621,590,184	$866,085	$0	$0	$622,456,269
	35.01 - 40.00	$797,275,484	$821,927	$68,046	$434,582	$798,600,038
	40.01 - 45.00	$909,405,169	$808,163	$65,381	$352,563	$910,631,276
	45.01 - 50.00	$1,180,698,891	$1,847,369	$88,599	$606,875	$1,183,241,734
	50.01 - 55.00	$1,439,668,956	$1,271,241	$1,185,449	$482,907	$1,442,608,553
	55.01 - 60.00	$1,797,909,233	$1,372,027	$1,317,853	$531,258	$1,801,130,371
	60.01 - 65.00	$1,739,763,068	$1,836,155	$474,563	$2,135,957	$1,744,209,744
	65.01 - 70.00	$1,583,197,596	$2,100,774	$1,128,735	$592,165	$1,587,019,270
	70.01 - 75.00	$1,130,325,808	$2,106,998	$0	$692,816	$1,133,125,622
	75.01 - 80.00	$220,701,965	$0	$159,622	$0	$220,861,588
	> 80.00	$12,878,802	$286,266	$0	$0	$13,165,068
Total Ontario		$12,815,419,308	$14,454,470	$4,604,565	$6,147,532	$12,840,625,875

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2014	Page 9 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	$2,332,929	$32,857	$0	$0	$2,365,786
Island	20.01 - 25.00	$2,172,534	$0	$0	$0	$2,172,534
	25.01 - 30.00	$2,547,998	$0	$0	$0	$2,547,998
	30.01 - 35.00	$2,538,629	$0	$0	$0	$2,538,629
	35.01 - 40.00	$3,506,582	$0	$0	$0	$3,506,582
	40.01 - 45.00	$3,202,033	$0	$0	$0	$3,202,033
	45.01 - 50.00	$5,192,228	$0	$0	$0	$5,192,228
	50.01 - 55.00	$6,473,580	$0	$0	$0	$6,473,580
	55.01 - 60.00	$7,470,922	$0	$0	$0	$7,470,922
	60.01 - 65.00	$10,172,840	$0	$0	$0	$10,172,840
	65.01 - 70.00	$10,397,448	$0	$0	$0	$10,397,448
	70.01 - 75.00	$5,663,960	$204,434	$0	$0	$5,868,394
	75.01 - 80.00	$669,516	$0	$0	$0	$669,516
	> 80.00	$0	$0	$0	$0	$0
Total Prince Edward Island		$62,341,199	$237,292	$0	$0	$62,578,491

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	$148,875,478	$84,991	$0	$18,497	$148,978,966
	20.01 - 25.00	$95,416,717	$0	$159,909	$90,401	$95,667,027
	25.01 - 30.00	$123,488,428	$119,647	$0	$0	$123,608,076
	30.01 - 35.00	$148,071,774	$0	$0	$0	$148,071,774
	35.01 - 40.00	$192,912,834	$0	$96,710	$686,238	$193,695,782
	40.01 - 45.00	$226,580,648	$502,541	$0	$0	$227,083,188
	45.01 - 50.00	$256,943,797	$195,367	$123,610	$0	$257,262,774
	50.01 - 55.00	$314,819,568	$38,309	$6,295	$247,914	$315,112,085
	55.01 - 60.00	$377,932,942	$425,489	$470,741	$406,930	$379,236,103
	60.01 - 65.00	$441,168,824	$526,283	$133,920	$568,108	$442,397,136
	65.01 - 70.00	$481,942,936	$339,163	$0	$417,322	$482,699,421
	70.01 - 75.00	$469,320,945	$235,870	$166,683	$577,730	$470,301,228
	75.01 - 80.00	$201,265,883	$0	$0	$566,816	$201,832,699
	> 80.00	$5,722,448	$0	$0	$0	$5,722,448
Total Quebec		$3,484,463,221	$2,467,660	$1,157,869	$3,579,957	$3,491,668,706

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	$15,983,214	$0	$0	$0	$15,983,214
	20.01 - 25.00	$12,306,266	$0	$0	$0	$12,306,266
	25.01 - 30.00	$16,887,379	$0	$0	$0	$16,887,379
	30.01 - 35.00	$26,027,722	$0	$0	$0	$26,027,722
	35.01 - 40.00	$31,524,205	$0	$0	$0	$31,524,205
	40.01 - 45.00	$44,169,046	$125,208	$0	$49,679	$44,343,933
	45.01 - 50.00	$54,047,086	$0	$92,827	$0	$54,139,913
	50.01 - 55.00	$83,000,073	$0	$0	$159,037	$83,159,110
	55.01 - 60.00	$101,122,692	$0	$43,329	$89,103	$101,255,124
	60.01 - 65.00	$138,436,622	$0	$0	$0	$138,436,622
	65.01 - 70.00	$158,985,746	$0	$0	$208,937	$159,194,682
	70.01 - 75.00	$119,180,666	$801,618	$39,908	$0	$120,022,192
	75.01 - 80.00	$9,197,915	$0	$0	$0	$9,197,915
	> 80.00	$0	$0	$0	$0	$0
Total Saskatchewan		$810,868,632	$926,826	$176,063	$506,756	$812,478,277

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2014	Page 10 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	$462,093	$0	$0	$0	$462,093
	20.01 - 25.00	$439,193	$0	$0	$0	$439,193
	25.01 - 30.00	$1,278,145	$0	$0	$0	$1,278,145
	30.01 - 35.00	$1,316,298	$0	$0	$0	$1,316,298
	35.01 - 40.00	$1,012,221	$0	$0	$0	$1,012,221
	40.01 - 45.00	$1,392,695	$0	$0	$0	$1,392,695
	45.01 - 50.00	$2,328,892	$0	$0	$0	$2,328,892
	50.01 - 55.00	$3,113,835	$0	$0	$0	$3,113,835
	55.01 - 60.00	$3,473,415	$0	$0	$0	$3,473,415
	60.01 - 65.00	$4,091,254	$0	$0	$0	$4,091,254
	65.01 - 70.00	$9,148,656	$0	$0	$0	$9,148,656
	70.01 - 75.00	$5,294,875	$0	$0	$0	$5,294,875
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Yukon		$33,351,572	$0	$0	$0	$33,351,572

Grand Total		$31,439,462,431	$35,186,498	$13,088,851	$23,607,724	$31,511,345,505

Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	0.44	0.00	0.00	0.00	0.44
	20.01 - 25.00	0.30	0.00	0.00	0.00	0.30
	25.01 - 30.00	0.43	0.00	0.00	0.00	0.43
	30.01 - 35.00	0.55	0.00	0.00	0.00	0.55
	35.01 - 40.00	0.65	0.00	0.00	0.00	0.66
	40.01 - 45.00	0.82	0.00	0.00	0.00	0.83
	45.01 - 50.00	1.08	0.00	0.00	0.00	1.08
	50.01 - 55.00	1.32	0.00	0.00	0.00	1.32
	55.01 - 60.00	1.79	0.00	0.00	0.00	1.80
	60.01 - 65.00	2.50	0.00	0.00	0.00	2.51
	65.01 - 70.00	2.48	0.01	0.00	0.00	2.49
	70.01 - 75.00	1.34	0.00	0.00	0.00	1.34
	75.01 - 80.00	0.21	0.00	0.00	0.00	0.21
	> 80.00	0.03	0.00	0.00	0.00	0.03
Total Alberta		13.95	0.02	0.01	0.01	13.98

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	1.03	0.00	0.00	0.00	1.03
	20.01 - 25.00	0.69	0.00	0.00	0.00	0.69
	25.01 - 30.00	0.92	0.00	0.00	0.00	0.92
	30.01 - 35.00	1.19	0.00	0.00	0.00	1.20
	35.01 - 40.00	1.48	0.00	0.00	0.00	1.48
	40.01 - 45.00	1.81	0.00	0.00	0.00	1.81
	45.01 - 50.00	2.25	0.00	0.00	0.00	2.25
	50.01 - 55.00	2.73	0.00	0.00	0.01	2.74
	55.01 - 60.00	3.21	0.00	0.00	0.00	3.22
	60.01 - 65.00	3.27	0.01	0.00	0.00	3.29
	65.01 - 70.00	2.79	0.00	0.00	0.00	2.80
	70.01 - 75.00	2.39	0.00	0.00	0.00	2.40
	75.01 - 80.00	0.82	0.00	0.00	0.00	0.82
	> 80.00	0.21	0.00	0.00	0.00	0.21
Total British Columbia		24.80	0.03	0.01	0.03	24.86

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2014	Page 11 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	0.08	0.00	0.00	0.00	0.08
	20.01 - 25.00	0.06	0.00	0.00	0.00	0.06
	25.01 - 30.00	0.07	0.00	0.00	0.00	0.07
	30.01 - 35.00	0.10	0.00	0.00	0.00	0.10
	35.01 - 40.00	0.11	0.00	0.00	0.00	0.11
	40.01 - 45.00	0.13	0.00	0.00	0.00	0.13
	45.01 - 50.00	0.18	0.00	0.00	0.00	0.18
	50.01 - 55.00	0.25	0.00	0.00	0.00	0.25
	55.01 - 60.00	0.29	0.00	0.00	0.00	0.29
	60.01 - 65.00	0.39	0.00	0.00	0.00	0.39
	65.01 - 70.00	0.41	0.00	0.00	0.00	0.41
	70.01 - 75.00	0.42	0.00	0.00	0.00	0.42
	75.01 - 80.00	0.15	0.00	0.00	0.00	0.15
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Manitoba		2.65	0.00	0.00	0.00	2.65

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.03	0.00	0.00	0.00	0.03
	30.01 - 35.00	0.03	0.00	0.00	0.00	0.03
	35.01 - 40.00	0.04	0.00	0.00	0.00	0.04
	40.01 - 45.00	0.05	0.00	0.00	0.00	0.05
	45.01 - 50.00	0.06	0.00	0.00	0.00	0.06
	50.01 - 55.00	0.09	0.00	0.00	0.00	0.09
	55.01 - 60.00	0.12	0.00	0.00	0.00	0.12
	60.01 - 65.00	0.15	0.00	0.00	0.00	0.15
	65.01 - 70.00	0.16	0.00	0.00	0.00	0.16
	70.01 - 75.00	0.13	0.00	0.00	0.00	0.13
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total New Brunswick		0.92	0.00	0.00	0.00	0.93

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	0.03	0.00	0.00	0.00	0.03
Labrador	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.02	0.00	0.00	0.00	0.02
	30.01 - 35.00	0.03	0.00	0.00	0.00	0.03
	35.01 - 40.00	0.03	0.00	0.00	0.00	0.03
	40.01 - 45.00	0.04	0.00	0.00	0.00	0.04
	45.01 - 50.00	0.07	0.00	0.00	0.00	0.07
	50.01 - 55.00	0.07	0.00	0.00	0.00	0.07
	55.01 - 60.00	0.10	0.00	0.00	0.00	0.10
	60.01 - 65.00	0.14	0.00	0.00	0.00	0.14
	65.01 - 70.00	0.15	0.00	0.00	0.00	0.15
	70.01 - 75.00	0.13	0.00	0.00	0.00	0.13
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Newfoundland and Labrador		0.85	0.00	0.00	0.00	0.85

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2014	Page 12 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	0.00	0.00	0.00	0.00	0.00
Territories	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.01	0.00	0.00	0.00	0.01
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Northwest Territories		0.03	0.00	0.00	0.00	0.03

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	0.07	0.00	0.00	0.00	0.07
	20.01 - 25.00	0.04	0.00	0.00	0.00	0.04
	25.01 - 30.00	0.06	0.00	0.00	0.00	0.06
	30.01 - 35.00	0.07	0.00	0.00	0.00	0.07
	35.01 - 40.00	0.09	0.00	0.00	0.00	0.09
	40.01 - 45.00	0.10	0.00	0.00	0.00	0.10
	45.01 - 50.00	0.12	0.00	0.00	0.00	0.12
	50.01 - 55.00	0.17	0.00	0.00	0.00	0.17
	55.01 - 60.00	0.20	0.00	0.00	0.00	0.20
	60.01 - 65.00	0.27	0.00	0.00	0.00	0.28
	65.01 - 70.00	0.33	0.00	0.00	0.00	0.33
	70.01 - 75.00	0.27	0.00	0.00	0.00	0.27
	75.01 - 80.00	0.15	0.00	0.00	0.00	0.15
	> 80.00	0.02	0.00	0.00	0.00	0.02
Total Nova Scotia		1.97	0.00	0.00	0.00	1.98

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Nunavut		0.00	0.00	0.00	0.00	0.00

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2014	Page 13 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	1.69	0.00	0.00	0.00	1.69
	20.01 - 25.00	1.10	0.00	0.00	0.00	1.10
	25.01 - 30.00	1.59	0.00	0.00	0.00	1.59
	30.01 - 35.00	1.97	0.00	0.00	0.00	1.98
	35.01 - 40.00	2.53	0.00	0.00	0.00	2.53
	40.01 - 45.00	2.89	0.00	0.00	0.00	2.89
	45.01 - 50.00	3.75	0.01	0.00	0.00	3.75
	50.01 - 55.00	4.57	0.00	0.00	0.00	4.58
	55.01 - 60.00	5.71	0.00	0.00	0.00	5.72
	60.01 - 65.00	5.52	0.01	0.00	0.01	5.54
	65.01 - 70.00	5.02	0.01	0.00	0.00	5.04
	70.01 - 75.00	3.59	0.01	0.00	0.00	3.60
	75.01 - 80.00	0.70	0.00	0.00	0.00	0.70
	> 80.00	0.04	0.00	0.00	0.00	0.04
Total Ontario		40.67	0.05	0.01	0.02	40.75

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	0.01	0.00	0.00	0.00	0.01
Island	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.01	0.00	0.00	0.00	0.01
	35.01 - 40.00	0.01	0.00	0.00	0.00	0.01
	40.01 - 45.00	0.01	0.00	0.00	0.00	0.01
	45.01 - 50.00	0.02	0.00	0.00	0.00	0.02
	50.01 - 55.00	0.02	0.00	0.00	0.00	0.02
	55.01 - 60.00	0.02	0.00	0.00	0.00	0.02
	60.01 - 65.00	0.03	0.00	0.00	0.00	0.03
	65.01 - 70.00	0.03	0.00	0.00	0.00	0.03
	70.01 - 75.00	0.02	0.00	0.00	0.00	0.02
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Prince Edward Island		0.20	0.00	0.00	0.00	0.20

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	0.47	0.00	0.00	0.00	0.47
	20.01 - 25.00	0.30	0.00	0.00	0.00	0.30
	25.01 - 30.00	0.39	0.00	0.00	0.00	0.39
	30.01 - 35.00	0.47	0.00	0.00	0.00	0.47
	35.01 - 40.00	0.61	0.00	0.00	0.00	0.61
	40.01 - 45.00	0.72	0.00	0.00	0.00	0.72
	45.01 - 50.00	0.82	0.00	0.00	0.00	0.82
	50.01 - 55.00	1.00	0.00	0.00	0.00	1.00
	55.01 - 60.00	1.20	0.00	0.00	0.00	1.20
	60.01 - 65.00	1.40	0.00	0.00	0.00	1.40
	65.01 - 70.00	1.53	0.00	0.00	0.00	1.53
	70.01 - 75.00	1.49	0.00	0.00	0.00	1.49
	75.01 - 80.00	0.64	0.00	0.00	0.00	0.64
	> 80.00	0.02	0.00	0.00	0.00	0.02
Total Quebec		11.06	0.01	0.00	0.01	11.08

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2014	Page 14 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	0.05	0.00	0.00	0.00	0.05
	20.01 - 25.00	0.04	0.00	0.00	0.00	0.04
	25.01 - 30.00	0.05	0.00	0.00	0.00	0.05
	30.01 - 35.00	0.08	0.00	0.00	0.00	0.08
	35.01 - 40.00	0.10	0.00	0.00	0.00	0.10
	40.01 - 45.00	0.14	0.00	0.00	0.00	0.14
	45.01 - 50.00	0.17	0.00	0.00	0.00	0.17
	50.01 - 55.00	0.26	0.00	0.00	0.00	0.26
	55.01 - 60.00	0.32	0.00	0.00	0.00	0.32
	60.01 - 65.00	0.44	0.00	0.00	0.00	0.44
	65.01 - 70.00	0.50	0.00	0.00	0.00	0.51
	70.01 - 75.00	0.38	0.00	0.00	0.00	0.38
	75.01 - 80.00	0.03	0.00	0.00	0.00	0.03
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Saskatchewan		2.57	0.00	0.00	0.00	2.58

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.01	0.00	0.00	0.00	0.01
	50.01 - 55.00	0.01	0.00	0.00	0.00	0.01
	55.01 - 60.00	0.01	0.00	0.00	0.00	0.01
	60.01 - 65.00	0.01	0.00	0.00	0.00	0.01
	65.01 - 70.00	0.03	0.00	0.00	0.00	0.03
	70.01 - 75.00	0.02	0.00	0.00	0.00	0.02
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Yukon		0.11	0.00	0.00	0.00	0.11

Grand Total		99.77	0.11	0.04	0.07	100.00

Cover Pool Indexed LTV - Drawn by Credit Bureau Score

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.00 and below	Score Unavailable	$2,517,111	0.01
	499 and below	$5,363,577	0.02
	500 - 539	$543,809	0.00
	540 - 559	$1,020,779	0.00
	560 - 579	$1,293,186	0.00
	580 - 599	$2,696,568	0.01
	600 - 619	$2,368,152	0.01
	620 - 639	$4,711,717	0.01
	640 - 659	$9,035,823	0.03
	660 - 679	$17,014,647	0.05
	680 - 699	$24,345,235	0.08
	700 - 719	$33,872,532	0.11
	720 - 739	$42,072,715	0.13
	740 - 759	$53,811,128	0.17
	760 - 779	$66,306,202	0.21
	780 - 799	$88,117,398	0.28
	800 and above	$879,134,350	2.79
Total		$1,234,224,929	3.92

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2014	Page 15 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2014

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.01 - 25.00	Score Unavailable	$1,123,070	0.00
	499 and below	$2,703,032	0.01
	500 - 539	$969,469	0.00
	540 - 559	$188,933	0.00
	560 - 579	$980,282	0.00
	580 - 599	$1,821,232	0.01
	600 - 619	$2,231,398	0.01
	620 - 639	$4,395,762	0.01
	640 - 659	$6,980,658	0.02
	660 - 679	$12,626,273	0.04
	680 - 699	$18,351,987	0.06
	700 - 719	$24,426,498	0.08
	720 - 739	$35,286,171	0.11
	740 - 759	$37,484,948	0.12
	760 - 779	$50,376,910	0.16
	780 - 799	$56,193,458	0.18
	800 and above	$560,188,775	1.78
Total		$816,328,856	2.59

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
25.01 - 30.00	Score Unavailable	$1,648,391	0.01
	499 and below	$4,507,828	0.01
	500 - 539	$763,808	0.00
	540 - 559	$480,963	0.00
	560 - 579	$1,353,828	0.00
	580 - 599	$2,129,348	0.01
	600 - 619	$6,663,892	0.02
	620 - 639	$6,273,016	0.02
	640 - 659	$13,138,553	0.04
	660 - 679	$17,256,328	0.05
	680 - 699	$24,009,369	0.08
	700 - 719	$39,213,744	0.12
	720 - 739	$49,568,342	0.16
	740 - 759	$54,769,466	0.17
	760 - 779	$63,840,787	0.20
	780 - 799	$81,724,904	0.26
	800 and above	$759,475,468	2.41
Total		$1,126,818,036	3.58

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
30.01 - 35.00	Score Unavailable	$1,104,033	0.00
	499 and below	$5,591,891	0.02
	500 - 539	$3,412,924	0.01
	540 - 559	$1,853,206	0.01
	560 - 579	$2,288,752	0.01
	580 - 599	$1,793,781	0.01
	600 - 619	$4,853,999	0.02
	620 - 639	$9,060,272	0.03
	640 - 659	$16,659,333	0.05
	660 - 679	$28,902,415	0.09
	680 - 699	$38,649,760	0.12
	700 - 719	$53,805,500	0.17
	720 - 739	$59,140,125	0.19
	740 - 759	$73,069,642	0.23
	760 - 779	$88,953,063	0.28
	780 - 799	$109,989,859	0.35
	800 and above	$922,301,733	2.93
Total		$1,421,430,288	4.51

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2014	Page 16 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2014

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
35.01 - 40.00	Score Unavailable	$3,534,630	0.01
	499 and below	$3,889,424	0.01
	500 - 539	$2,432,021	0.01
	540 - 559	$2,660,266	0.01
	560 - 579	$2,850,102	0.01
	580 - 599	$5,967,821	0.02
	600 - 619	$7,992,154	0.03
	620 - 639	$13,314,835	0.04
	640 - 659	$23,197,522	0.07
	660 - 679	$43,921,302	0.14
	680 - 699	$58,510,976	0.19
	700 - 719	$70,505,675	0.22
	720 - 739	$82,978,688	0.26
	740 - 759	$101,488,291	0.32
	760 - 779	$106,384,043	0.34
	780 - 799	$137,273,304	0.44
	800 and above	$1,123,415,748	3.57
Total		$1,790,316,801	5.68

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
40.01 - 45.00	Score Unavailable	$1,214,631	0.00
	499 and below	$4,666,228	0.01
	500 - 539	$2,610,580	0.01
	540 - 559	$3,910,488	0.01
	560 - 579	$7,114,888	0.02
	580 - 599	$6,893,561	0.02
	600 - 619	$12,943,767	0.04
	620 - 639	$16,914,664	0.05
	640 - 659	$35,566,376	0.11
	660 - 679	$53,778,728	0.17
	680 - 699	$71,824,599	0.23
	700 - 719	$95,022,096	0.30
	720 - 739	$108,213,667	0.34
	740 - 759	$132,501,051	0.42
	760 - 779	$147,548,343	0.47
	780 - 799	$178,722,278	0.57
	800 and above	$1,241,884,844	3.94
Total		$2,121,330,790	6.73

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
45.01 - 50.00	Score Unavailable	$885,967	0.00
	499 and below	$8,441,798	0.03
	500 - 539	$5,747,085	0.02
	540 - 559	$4,130,045	0.01
	560 - 579	$6,400,845	0.02
	580 - 599	$11,198,664	0.04
	600 - 619	$20,502,014	0.07
	620 - 639	$37,599,252	0.12
	640 - 659	$52,156,279	0.17
	660 - 679	$75,869,636	0.24
	680 - 699	$104,661,378	0.33
	700 - 719	$137,633,740	0.44
	720 - 739	$164,245,164	0.52
	740 - 759	$182,401,364	0.58
	760 - 779	$200,475,371	0.64
	780 - 799	$233,585,396	0.74
	800 and above	$1,444,478,435	4.58
Total		$2,690,412,432	8.54

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2014	Page 17 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2014

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
50.01 - 55.00	Score Unavailable	$1,908,553	0.01
	499 and below	$11,554,252	0.04
	500 - 539	$7,709,038	0.02
	540 - 559	$5,281,173	0.02
	560 - 579	$9,436,067	0.03
	580 - 599	$16,218,594	0.05
	600 - 619	$26,664,185	0.08
	620 - 639	$36,056,982	0.11
	640 - 659	$72,868,562	0.23
	660 - 679	$108,991,034	0.35
	680 - 699	$148,408,218	0.47
	700 - 719	$199,954,080	0.63
	720 - 739	$226,612,692	0.72
	740 - 759	$223,701,958	0.71
	760 - 779	$258,052,099	0.82
	780 - 799	$296,697,676	0.94
	800 and above	$1,662,216,517	5.27
Total		$3,312,331,681	10.51

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
55.01 - 60.00	Score Unavailable	$2,837,065	0.01
	499 and below	$14,234,830	0.05
	500 - 539	$9,640,072	0.03
	540 - 559	$7,352,308	0.02
	560 - 579	$11,327,734	0.04
	580 - 599	$20,469,639	0.06
	600 - 619	$43,747,030	0.14
	620 - 639	$60,050,293	0.19
	640 - 659	$99,339,916	0.32
	660 - 679	$152,002,716	0.48
	680 - 699	$211,779,612	0.67
	700 - 719	$242,558,196	0.77
	720 - 739	$264,436,127	0.84
	740 - 759	$312,235,948	0.99
	760 - 779	$332,232,579	1.05
	780 - 799	$380,955,427	1.21
	800 and above	$1,934,842,489	6.14
Total		$4,100,041,979	13.01

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
60.01 - 65.00	Score Unavailable	$74,664	0.00
	499 and below	$9,974,518	0.03
	500 - 539	$13,971,495	0.04
	540 - 559	$13,641,148	0.04
	560 - 579	$16,290,284	0.05
	580 - 599	$27,399,328	0.09
	600 - 619	$47,493,654	0.15
	620 - 639	$76,119,621	0.24
	640 - 659	$148,702,302	0.47
	660 - 679	$194,716,564	0.62
	680 - 699	$259,864,897	0.82
	700 - 719	$327,731,531	1.04
	720 - 739	$328,072,507	1.04
	740 - 759	$341,111,508	1.08
	760 - 779	$377,885,578	1.20
	780 - 799	$409,504,833	1.30
	800 and above	$1,877,446,226	5.96
Total		$4,470,000,657	14.19

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2014	Page 18 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2014

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
65.01 - 70.00	Score Unavailable	$1,624,601	0.01
	499 and below	$10,416,795	0.03
	500 - 539	$17,695,265	0.06
	540 - 559	$11,044,469	0.04
	560 - 579	$17,378,364	0.06
	580 - 599	$31,482,151	0.10
	600 - 619	$52,133,297	0.17
	620 - 639	$83,318,130	0.26
	640 - 659	$156,020,793	0.50
	660 - 679	$196,774,543	0.62
	680 - 699	$270,898,097	0.86
	700 - 719	$343,123,047	1.09
	720 - 739	$329,263,306	1.04
	740 - 759	$371,082,220	1.18
	760 - 779	$361,390,351	1.15
	780 - 799	$386,270,339	1.23
	800 and above	$1,609,528,845	5.11
Total		$4,249,444,610	13.49

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
70.01 - 75.00	Score Unavailable	$0	0.00
	499 and below	$10,532,055	0.03
	500 - 539	$11,042,732	0.04
	540 - 559	$9,289,417	0.03
	560 - 579	$17,308,227	0.05
	580 - 599	$28,854,058	0.09
	600 - 619	$44,889,355	0.14
	620 - 639	$76,747,289	0.24
	640 - 659	$140,007,474	0.44
	660 - 679	$184,086,311	0.58
	680 - 699	$242,718,657	0.77
	700 - 719	$269,291,276	0.85
	720 - 739	$306,078,778	0.97
	740 - 759	$284,733,813	0.90
	760 - 779	$299,048,739	0.95
	780 - 799	$276,073,648	0.88
	800 and above	$1,015,619,088	3.22
Total		$3,216,320,918	10.21

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
75.01 - 80.00	Score Unavailable	$0	0.00
	499 and below	$845,327	0.00
	500 - 539	$4,185,319	0.01
	540 - 559	$2,642,454	0.01
	560 - 579	$4,075,071	0.01
	580 - 599	$7,376,044	0.02
	600 - 619	$10,220,021	0.03
	620 - 639	$23,025,129	0.07
	640 - 659	$36,361,176	0.12
	660 - 679	$56,000,419	0.18
	680 - 699	$84,077,753	0.27
	700 - 719	$81,925,675	0.26
	720 - 739	$96,378,612	0.31
	740 - 759	$85,345,859	0.27
	760 - 779	$75,809,607	0.24
	780 - 799	$76,037,862	0.24
	800 and above	$214,571,123	0.68
Total		$858,877,451	2.73

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2014	Page 19 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2014

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
> 80.00	Score Unavailable	$0	0.00
	499 and below	$973,131	0.00
	500 - 539	$280,809	0.00
	540 - 559	$0	0.00
	560 - 579	$1,107,149	0.00
	580 - 599	$496,672	0.00
	600 - 619	$885,684	0.00
	620 - 639	$2,104,631	0.01
	640 - 659	$5,791,101	0.02
	660 - 679	$8,006,123	0.03
	680 - 699	$11,811,557	0.04
	700 - 719	$10,122,766	0.03
	720 - 739	$12,099,300	0.04
	740 - 759	$15,078,429	0.05
	760 - 779	$8,512,309	0.03
	780 - 799	$7,862,644	0.02
	800 and above	$18,333,775	0.06
Total		$103,466,078	0.33

Grand Total		$31,511,345,505	100.00

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2014	Page 20 of 21

RBC Covered Bond Programme Monthly Investor Report

Appendix

Eligible Loans and Loan Repurchases

Pursuant to the Guide, for a Loan to be considered as an Eligible Loan and included in the calculation of the Asset Coverage Test, Valuation Calculation and, as applicable, Amortization Test, in addition to meeting other requirements described in this Prospectus, it must include an express waiver on the part of the Borrower in respect of any right of set-off if it was extended, advanced or renewed on or after July 1, 2014.  As of July 28, 2014 approximately 13% of the aggregate Current Balance of the Loans in the Covered Bond Portfolio did not include such a waiver. When these Loans are renewed or extended, they are not expected to include such a waiver. As a result, the Issuer and Guarantor LP intend to remove these Loans and their Related Security from the Covered Bond Portfolio and to add Loans and their Related Security that have a Current Balance equal to or greater than the Current Balance of the Loans being removed and satisfy the Eligibility Criteria, all  in accordance with the terms of the Transaction Documents and the Guide. The removal is expected to be carried out in two tranches and to be completed on or about October 2014 at which time the addition will also be completed. On July 28, 2014, the Issuer carried out the first tranche of the removal by purchasing those Loans that were reasonably expected to renew or extend before the end of October 2014 based on their maturity date.

On average, in any month, a de minimus percentage of the Issuer’s outstanding mortgage loans renew (or are extended) more than 120 days prior to their scheduled maturity date and as a result, notwithstanding the July 28, 2014 removal described above, there is a possibility that Loans in the Covered Bond Portfolio that do not include an express waiver on the part of the Borrower in respect of any right of set-off will renew or extend before they are removed in the second tranche removal described above. To the extent such Loans renew or extend prior to such second tranche removal, it is expected that they will continue to be counted as Performing Loans in the results of the Asset Coverage Test and Valuation Calculation notwithstanding that they do not include a waiver.  The Issuer and Guarantor LP do not believe that any such renewals or extensions or the inclusion of such Loans as Performing Loans in the results of the Asset Coverage Test and Valuation Calculation will have any material impact on the results or the accuracy of the results of the Asset Coverage Test or Valuation Calculation or the ability of the Guarantor LP to satisfy the Asset Coverage Test.

Housing Price Index Methodology

Indexation Methodology

The Market Value of the Properties used in calculating the Asset Coverage Test, the Valuation Calculation and the Amortization Test (except in respect of Calculation Dates prior to June 30, 2014) and for other purposes required by the Guide is adjusted, at least quarterly, for subsequent price developments with respect to the Property subject to the Related Security in respect of each such Loan by adjusting the Latest Valuation for such Property by a rate of change determined by the Index (as described below).

The Teranet-National Bank House Price Index™ Composite 11 (the Index) is an independently developed representation of monthly average home price changes in the following eleven Canadian metropolitan areas: Victoria, Vancouver, Calgary, Edmonton, Winnipeg, Hamilton, Toronto, Ottawa, Montréal, Québec and Halifax. These metropolitan areas are combined to form the Index. The Index is the weighted average of these eleven metropolitan areas. Further details on the Index including a description of the method used to calculate the Index is available at www.housepriceindex.ca.

A three-step process is used to determine the Market Value for each Property subject to the Related Security in respect of a Loan.  First, a code (the Forward Sortation Area (FSA)) which identifies the location of the Property is compared to corresponding codes maintained by Teranet Inc. to confirm whether the property is located within any of the 11 Canadian metropolitan areas covered by the Index. Second, to the extent an FSA match is not found, the name of the city in which such Property is located is used to confirm whether such city matches any of the Canadian metropolitan areas covered by the Index. The Market Value is then determined by adjusting the Latest Valuation for such Property, at least quarterly, by the rate of change for the corresponding Canadian metropolitan area, and where there is no corresponding Canadian metropolitan area, the rate of change indicated in the Index, from the date of the Latest Valuation to the date on which the Latest Valuation is being adjusted for purposes of determining the Market Value for such Property. Where the Latest Valuation in respect of such Property pre-dates the first available date for the relevant rate of change in the Index, the first available date for such rate of change is used to determine the rate of change to apply to adjust the Latest Valuation for purposes of determining the Market Value for such Property.  Such adjusted Market Value is the adjusted Original Market Value referred to in footnote 2 on page 4 of the Investor Report.

The Issuer and the Guarantor LP may from time to time determine to use a different index or indices or a different indexation methodology to adjust the Latest Valuation for subsequent price developments to determine Market Value for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable results or that is more cost effective. Any such change in the Index or Index Methodology used to determine Market Value will be disclosed to Covered Bondholders and made in accordance with the definition of "Market Value" and “Index Methodology” in the Master Definition and Construction Agreement and be required to meet the requirements in the Guide, which include the requirement that any such change may only be made (i) upon notice to CMHC and satisfaction of any other conditions specified by CMHC in relation thereto, (ii) if such change constitutes a material change, subject to Rating Agency Confirmation, and (iii) if such change is materially prejudicial to the Covered Bondholders, subject to the consent of the Bond Trustee. In addition, the Issuer is required, pursuant to the Guide, to provide CMHC notice upon becoming aware of any change or proposed change in the method used to calculate the Index.

Risk Factors relating to the Indexation Methodology

The Issuer and the Guarantor LP believe that the following factors, although not exhaustive, could be material for the purpose of assessing risks associated with the use of the Index.

No recourse for errors in the data in the Index
The Issuer and the Guarantor LP have received written permission from the Index providers to use the Index. The data in the Index is provided on an “as is” basis and without any warranty as to the accuracy, completeness, non-infringement, originality, timeliness or any other characteristic of the data and the Index providers disclaim any and all liability with respect to such data. Neither the Issuer nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or reliance placed on such information.  As a result, there will not be any recourse for investors, the Issuer or the Guarantor LP for any errors in the data in the Index relied upon to determine the Market Value in respect of any Property subject to the Related Security in respect of a Loan.

The actual rate of change in the value of a Property may differ from the rate of change used to adjust the Latest Valuation for such Property in determining its Market Value
The Index does not include a representation of changes in average home prices outside of the Canadian metropolitan areas that it covers and was developed as a representation of monthly average home price changes in the Canadian metropolitan areas that it does cover. While the Index uses data from single family properties, including detached, semi-detached, townhouse/row homes and condominium properties, it is being used to determine the Market Value of all Properties included as Related Security for Loans in the Covered Bond Portfolio, which may not correspond in every case to the categories included in the Index.  The actual value of a Property subject to the Related Security in respect of each Loan may change at a rate that is greater than or less than the rate of change used to determine the Market Value for such Property.  This discrepancy may be magnified when the Index is used to determine the Market Value for a Property outside of the Canadian metropolitan areas covered by the Index given factors that affect housing prices may vary significantly regionally from a national average or where the Index is used to determine Market Value for a Property in a category not covered by the Index and whose value is affected by factors that are different from those that affect the value of properties in the categories used by the Index. In addition, the methodology applied to produce the Index makes certain fundamental assumptions that impose difficulties in selecting or filtering the properties that are used to produce the Index due to a lack of information about the properties, which may result in such properties being excluded and may impact the accuracy of the representation of the rate of change in the Index.

The Index may not always be available in its current form or a different Index may be used to determine Market Value for a Property subject to Related Security in respect of a Loan
The Index providers may make a change to the method used to calculate the Index, the frequency with which the Index is published may change (such that the Index no longer meets the requirements in the Guide), or the Index may cease to be available to the Issuer and the Guarantor LP for determining the the Market Value of the Property subject to Related Security in respect of a Loan.  In such circumstances, the Issuer and the Guarantor LP may or will need to select one or more new indices for determining Market Value of the Property subject to Related Security in respect of a Loan. The Issuer and the Guarantor LP may also determine at any time to use a different index or indices to adjust the Latest Valuation of the Property subject to Related Security in respect of a Loan for subsequent price developments to determine the Market Value of such Property, for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable Market Value results or that is more cost effective. The use of any such new indices to adjust Latest Valuation could result in a significant change in the Market Value of the real property subject to the Related Security in respect of each Loan. See "Housing Price Index Methodology - Indexation Methodology".

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2014	Page 21 of 21